Goodwill and Other Intangible Assets - Estimated future amortization (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2016		$ 22,350
2017		19,017
2018		17,350
2019		17,350
2020		17,350
2021-2036		220,360
Total expected amortization expense	$ 311,965	$ 313,777	$ 16,650	$ 0	$ 279